Pensions - Defined Benefit Plan Costs and Key Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Interest cost	$ 2.7	$ 2.6	$ 2.7
Expected return on plan assets	(2.7)	(2.6)	(2.7)
Net benefit cost	$ 0.0	$ 0.0	$ 0.0
Minimum
Weighted Average Assumptions Used to Determine PBO
Discount rate	3.05%	2.17%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	2.17%	2.33%	2.54%
Expected long-term return on plan assets	2.17%	2.33%	2.54%
Maximum
Weighted Average Assumptions Used to Determine PBO
Discount rate	3.19%	2.30%
Weighted Average Assumptions Used to Determine Net Periodic Benefit Cost
Discount rate	2.30%	2.47%	2.93%
Expected long-term return on plan assets	2.30%	2.47%	2.93%